Derivative financial assets / (liabilities) (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Derivative Financial Instruments

		2020	2019
	Note	RMB million	RMB million
Current assets:
Cross currency swaps	(i)	—	187
Forward foreign exchange contracts	(ii)	—	31

		—	218
Non-current assets:
Interest rate swaps (FVOCI)	(i v )	—	3

Current liabilities:
Forward foreign exchange and foreign exchange options contracts	(ii)	56	—
Derivative component of convertible bonds	(i ii )	3,092	—
		3,148	—
Non-current liabilities:
Interest rate swaps	(iv)
-Measured at FVOCI		42	—
-Measured at FVPL		11	—
		53	—

Notes:

(i)
The Group entered into cross currency swaps to mitigate its interest rate risk and currency risk. Under the cross currency swaps, the Group agrees with other third parties to exchange the floating interest and principal payments in USD for fixed interest rate ranging from 3.39% to 3.67% per annum and principal payments in RMB.
At December 31,
2019, the fair value of the cross currency swaps amounted to RMB187 million was recognized in assets. The notional principal of the outstanding cross currency swaps as at December 31,
2019 amounted to USD620 million.
As at December 31,
2020, all cross currency swaps had been settled.

(ii)
The Group entered into forward foreign exchange and foreign exchange options contracts to mitigate its forward currency risk.
At December 31,
2020, the fair value of the forward foreign exchange and foreign exchange options contracts amounted to RMB56 million was recognized in liabilities (
December 31,
2019: RMB31

million in assets). The notional principal of the outstanding forward foreign exchange and foreign exchange options contracts as at
December 31,
2020 amounted to USD400
million (December 31,
2019: USD1,035 million).

(i ii )
In October 2020, the Group issued a total of 160,000,000 A share convertible bonds with par value of RMB100 each at par. The convertible bonds have a term of six years from the date of the issuance and the convertible bonds bear interest at the rate of 0.2% in the first year, 0.4% in the second year, 0.6% in the third year, 0.8% in the fourth year, 1.5% in the fifth year and 2.0% in the sixth year. Interest is paid once a year. Conversion rights are exercisable from April 21, 2021 to October 14, 2026 at an initial conversion price of RMB6.24 per share, subject to clauses of adjustment and downward revision of conversion price, redemption and sell-back. Convertible bonds, which conversion rights have not been exercised in five transaction days after maturity, will be redeemed at 106.5% of par value (including the interest for the sixth year).

Any excess of proceeds over the fair value amount initially recognized as the derivative component is recognized as the host liability component. Transaction costs related to the issuance of the convertible bonds are allocated to the host liability and are recognized initially as part of the liability. The derivative component is subsequently remeasured at fair value while the host liability component is subsequently carried at amortized cost using the effective interest method (Note35(a)).
As at December 31, 2020, the
fair value of the derivative component of convertible bonds were recognized as derivative financial liabilities amounting to RMB3,092 million

(Note4(g)(i)). For the year
ended December 31,
2020, the fair value change of the derivative component of convertible bonds amounted to RMB201 milli on (Note28).

(iv)
In 2015, the Group entered into interest rate swaps to mitigate its cash flow interest rate risk. The interest rate swaps allow the Group to pay at fixed rate from 1.64% to 1.72% per annum to receive LIBOR. The notional principal of the outstanding interest rate swap contracts as at December 31, 2020 amounted to USD258 million (December 31, 2019: USD325 million).